UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-4007
Legg Mason Partners Trust II
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: October 31
Date of reporting period: July 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS TRUST II
LEGG MASON PARTNERS SMALL CAP GROWTH OPPORTUNITIES FUND
FORM N-Q
JULY 31, 2006

LEGG MASON PARTNERS SMALL CAP GROWTH OPPORTUNITIES FUND
Schedule of Investments (unaudited)
July 31, 2006

Shares	Security	Value

COMMON STOCKS — 93.1%
CONSUMER DISCRETIONARY — 11.5%
Hotels, Restaurants & Leisure — 2.6%
10,800	Ctrip.com International Ltd., ADR	$546,642
19,800	PF Chang’s China Bistro Inc. *	598,554
11,631	Station Casinos Inc.	638,077

	Total Hotels, Restaurants & Leisure	1,783,273

Household Durables — 0.6%
29,200	Tempur-Pedic International Inc. *	423,400

Internet & Catalog Retail — 1.0%
47,200	Gmarket Inc., Sponsored ADR *	685,816

Leisure Equipment & Products — 1.0%
22,080	Marvel Entertainment Inc. *	390,374
8,100	Pool Corp.	315,333

	Total Leisure Equipment & Products	705,707

Media — 2.7%
31,600	R.H. Donnelley Corp. *	1,649,836
8,600	Regal Entertainment Group, Class A Shares	169,076

	Total Media	1,818,912

Specialty Retail — 2.8%
10,800	Abercrombie & Fitch Co., Class A Shares	571,968
16,700	Men’s Wearhouse Inc.	519,537
54,700	Pier 1 Imports Inc.	371,960
29,800	Urban Outfitters Inc. *	434,782

	Total Specialty Retail	1,898,247

Textiles, Apparel & Luxury Goods — 0.8%
19,500	K-Swiss Inc., Class A Shares	545,415

	TOTAL CONSUMER DISCRETIONARY	7,860,770

CONSUMER STAPLES — 2.2%
Food & Staples Retailing — 0.5%
11,000	United Natural Foods Inc. *	331,540

Food Products — 0.7%
22,828	Reddy Ice Holdings Inc.	508,608

Personal Products — 1.0%
47,800	Nu Skin Enterprises Inc., Class A Shares	683,540

	TOTAL CONSUMER STAPLES	1,523,688

ENERGY — 2.4%
Energy Equipment & Services — 0.6%
10,050	CARBO Ceramics Inc.	390,844

Oil, Gas & Consumable Fuels — 1.8%
8,500	Cheniere Energy Inc. *	297,415
71,200	Gasco Energy Inc. *	296,904
10,300	GMX Resources Inc. *	351,642
14,200	OPTI Canada Inc. *	273,717

	Total Oil, Gas & Consumable Fuels	1,219,678

	TOTAL ENERGY	1,610,522

FINANCIALS — 7.9%
Capital Markets — 1.1%
8,305	Affiliated Managers Group Inc. *	760,323

Commercial Banks — 2.2%
10,540	Cullen/Frost Bankers Inc.	618,909
10,240	East-West Bancorp Inc.	413,184
See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP GROWTH OPPORTUNITIES FUND
Schedule of Investments (unaudited) (continued)
July 31, 2006

Shares	Security	Value

Commercial Banks — 2.2% (continued)
10,200	Westamerica Bancorporation	$490,722

	Total Commercial Banks	1,522,815

Consumer Finance — 1.0%
21,300	Nelnet Inc., Class A Shares *	653,271

Insurance — 0.5%
27,800	Universal American Financial Corp. *	344,720

Real Estate Investment Trusts (REITs) — 3.1%
4,612	Alexandria Real Estate Equities Inc.	435,465
15,500	BioMed Realty Trust Inc.	462,055
7,600	Global Signal Inc.	346,940
15,800	Gramercy Capital Corp.	403,848
6,997	PS Business Parks Inc.	419,820

	Total Real Estate Investment Trusts (REITs)	2,068,128

	TOTAL FINANCIALS	5,349,257

HEALTH CARE — 13.8%
Biotechnology — 5.7%
5,900	Alexion Pharmaceuticals Inc. *	202,724
19,300	Arena Pharmaceuticals Inc. *	199,755
60,000	BioMarin Pharmaceutical Inc. *	876,600
39,400	CV Therapeutics Inc. *	482,650
43,700	Nektar Therapeutics *	712,310
41,500	NPS Pharmaceuticals Inc. *	161,850
163,500	Oscient Pharmaceuticals Corp. *	143,896
91,300	Panacos Pharmaceuticals Inc. *	438,240
27,300	Tanox Inc. *	389,298
8,300	Vertex Pharmaceuticals Inc. *	278,216

	Total Biotechnology	3,885,539

Health Care Equipment & Supplies — 3.9%
12,238	Advanced Medical Optics Inc. *	602,722
9,700	Cooper Cos. Inc.	428,740
40,790	DJ Orthopedics Inc. *	1,609,981

	Total Health Care Equipment & Supplies	2,641,443

Health Care Providers & Services — 2.6%
20,400	Health Net Inc. *	856,188
12,200	LifePoint Hospitals Inc. *	411,018
10,000	Manor Care Inc.	500,500

	Total Health Care Providers & Services	1,767,706

Pharmaceuticals — 1.6%
23,300	Andrx Corp. *	555,705
22,550	AVANIR Pharmaceuticals, Class A Shares *	151,311
13,200	Endo Pharmaceuticals Holdings Inc. *	410,124

	Total Pharmaceuticals	1,117,140

	TOTAL HEALTH CARE	9,411,828

INDUSTRIALS — 12.3%
Aerospace & Defense — 1.7%
10,600	Aviall Inc. *	503,818
34,771	Orbital Sciences Corp. *	622,749

	Total Aerospace & Defense	1,126,567

Building Products — 1.9%
10,900	ElkCorp	271,846
21,100	NCI Building Systems Inc. *	986,214

	Total Building Products	1,258,060

Commercial Services & Supplies — 1.5%
16,600	Herman Miller Inc.	471,606
See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP GROWTH OPPORTUNITIES FUND
Schedule of Investments (unaudited) (continued)
July 31, 2006

Shares	Security	Value

Commercial Services & Supplies — 1.5% (continued)
2,400	IHS Inc., Class A Shares *	$76,104
33,200	Steelcase Inc., Class A Shares	487,708

	Total Commercial Services & Supplies	1,035,418

Machinery — 4.9%
27,900	AGCO Corp. *	640,584
15,700	IDEX Corp.	682,165
43,500	JLG Industries Inc.	787,350
33,900	Mueller Industries Inc.	1,245,486

	Total Machinery	3,355,585

Trading Companies & Distributors — 2.3%
38,640	MSC Industrial Direct Co. Inc., Class A Shares	1,593,127

	TOTAL INDUSTRIALS	8,368,757

INFORMATION TECHNOLOGY — 31.1%
Communications Equipment — 3.7%
40,300	China GrenTech Corp. Ltd. ADR *	447,330
83,500	ECI Telecom Ltd. *	559,450
269,400	Extreme Networks Inc. *	1,026,414
26,100	NETGEAR Inc. *	505,035

	Total Communications Equipment	2,538,229

Computers & Peripherals — 3.6%
18,200	Avid Technology Inc. *	641,368
88,024	Electronics for Imaging Inc. *	1,776,324

	Total Computers & Peripherals	2,417,692

Electronic Equipment & Instruments — 2.4%
45,000	Dolby Laboratories Inc., Class A Shares *	902,250
12,000	Mettler-Toledo International Inc. *	738,360

	Total Electronic Equipment & Instruments	1,640,610

Internet Software & Services — 11.3%
106,870	Digitas Inc. *	881,678
37,600	Jupitermedia Corp. *	376,376
58,500	Openwave Systems Inc. *	385,515
196,200	RealNetworks Inc. *	1,960,038
65,100	SINA Corp. *	1,390,536
98,500	Sohu.com Inc. *	2,078,350
17,300	WebEx Communications Inc. *	593,044

	Total Internet Software & Services	7,665,537

IT Services — 4.6%
36,700	MoneyGram International Inc.	1,124,855
33,000	Sabre Holdings Corp., Class A Shares	683,100
144,300	Sapient Corp. *	692,640
21,700	Wright Express Corp. *	649,915

	Total IT Services	3,150,510

Semiconductors & Semiconductor Equipment — 2.5%
14,800	Cymer Inc. *	578,976
115,200	RF Micro Devices Inc. *	709,632
170,900	Zarlink Semiconductor Inc. *	399,906

	Total Semiconductors & Semiconductor Equipment	1,688,514

Software — 3.0%
48,000	Corel Corp. *	504,000
1	ECtel Ltd. *	3
31,900	Kongzhong Corp., ADR *	200,651
55,600	Take-Two Interactive Software Inc. *	595,476
83,437	TIBCO Software Inc. *	664,158
See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP GROWTH OPPORTUNITIES FUND
Schedule of Investments (unaudited) (continued)
July 31, 2006

Shares	Security	Value

Software — 3.0% (continued)
11,700	Wind River Systems Inc. *	$96,759

	Total Software	2,061,047

	TOTAL INFORMATION TECHNOLOGY	21,162,139

MATERIALS — 5.0%
Chemicals — 3.3%
15,610	Minerals Technologies Inc.	790,178
11,800	Scotts Miracle-Gro Co., Class A Shares	462,914
33,300	Senomyx Inc. *	466,533
20,920	Valspar Corp.	515,260

	Total Chemicals	2,234,885

Metals & Mining — 1.7%
17,370	Apex Silver Mines Ltd. *	253,776
33,530	Compass Minerals International Inc.	895,586

	Total Metals & Mining	1,149,362

	TOTAL MATERIALS	3,384,247

TELECOMMUNICATION SERVICES — 5.4%
Diversified Telecommunication Services — 1.4%
98,670	Cincinnati Bell Inc. *	395,666
41,800	Citizens Communications Co.	536,294

	Total Diversified Telecommunication Services	931,960

Wireless Telecommunication Services — 4.0%
57,868	American Tower Corp., Class A Shares *	1,955,939
76,200	Dobson Communications Corp., Class A Shares *	511,302
32,687	WiderThan Co., Ltd., ADR *	295,817

	Total Wireless Telecommunication Services	2,763,058

	TOTAL TELECOMMUNICATION SERVICES	3,695,018

UTILITIES — 1.5%
Electric Utilities — 1.0%
22,100	ITC Holdings Corp.	687,531

Independent Power Producers & Energy Traders — 0.5%
8,300	Ormat Technologies Inc.	307,017

	TOTAL UTILITIES	994,548

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $62,539,129)	63,360,774

Face
Amount	Security	Value
SHORT-TERM INVESTMENT — 8.0%
Repurchase Agreement — 8.0%
$ 5,450,000	Interest in $559,223,000 joint tri-party repurchase agreement dated 7/31/06 with Merrill Lynch, Pierce, Fenner & Smith Inc., 5.260% due 8/1/06; Proceeds at maturity - $5,450,796; (Fully collateralized by U.S. Treasury Bill, 0.000% due 8/24/06; Market value - $5,559,006) (Cost — $5,450,000)	5,450,000

	TOTAL INVESTMENTS — 101.1% (Cost — $67,989,129#)	68,810,774
	Liabilities in Excess of Other Assets — (1.1)%	(720,135)

	TOTAL NET ASSETS — 100.0%	$68,090,639

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviation used in this schedule:
ADR — American Depositary Receipt
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Small Cap Growth Opportunities Fund (formerly known as Smith Barney Small Cap Growth Opportunities Fund) (the “Fund”) is a separate diversified series of Legg Mason Partners Trust II (formerly known as Smith Barney Trust II) (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(d) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At July 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,376,767
Gross unrealized depreciation	(6,555,122)

Net unrealized appreciation	$821,645

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Trust II

By	/s/ R. Jay Gerken

R. Jay Gerken Chief Executive Officer
Date: September 29, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken Chief Executive Officer

Date: September 29, 2006

By	/s/ Frances M. Guggino

Frances M. Guggino Chief Financial Officer

Date: September 29, 2006